Income Taxes - Reconciliation of Income Tax Benefit Computed Using the Federal Statutory Tax Rate (Details) - BigToken Inc [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit calculated at The Federal statutory rate	21.00%	21.00%
Fair market adjustment derivatives	0.0135	0.1384
Amortization of debt discount	0.00%	(477.00%)
Current state income tax expense (net of federal benefit)	0.00%	5.79%
Change in valuation allowance	(21.19%)	(4.22%)
Other	(116.00%)	(15.00%)
Total income tax benefit	0.00%	31.49%